UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  03/31/2014

Item 1.  Schedule of Investments.

FVIT American Funds® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)

Shares		Value
	VARIABLE INSURANCE TRUSTS- 95.3%
	DEBT FUNDS - 33.1%
354,582	American Funds Insurance Series - Bond Fund - Class 1	$ 3,886,217
256,227	American Funds Insurance Series - High-Income Bond Fund - Class 1	2,918,421
		6,804,638
	EQUITY FUNDS - 62.2%
175,108	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	2,360,449
76,862	American Funds Insurance Series - Global Growth and Income Fund - Class 1	983,835
49,684	American Funds Insurance Series - Growth Fund - Class 1	3,919,071
95,547	American Funds Insurance Series - Growth-Income Fund - Class 1	4,914,944
23,766	American Funds Insurance Series - New World Fund - Class 1	592,003
		12,770,302
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $19,316,343)	19,574,940

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
19,679	Fidelity Institutional Money Market Funds - Money Market Portfolio,
	Institutional Class 0.05% ** (Cost $19,679)	19,679

	TOTAL INVESTMENTS - 95.4% (Cost - $19,336,022)(a)	$ 19,594,619
	OTHER ASSETS LESS LIABILITIES - NET - 4.6%	943,918
	TOTAL NET ASSETS - 100.0%	$ 20,538,537

**	Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,339,397
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 255,222
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 255,222

Contracts	OPEN LONG FUTURES CONTRACTS	Unrealized Appreciation
5	S&P 500 Index E-Mini June 2014
	(Underlying Face Amount at Value $466,125)	$ 7,540
1	MSCI EAFE Index Mini June 2014
	(Underlying Face Amount at Value $94,750)	1,935

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ 9,475

FVIT BlackRock Global Allocation Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)

Shares			Value
VARIABLE INSURANCE TRUSTS - 95.1%
EQUITY FUND - 95.1%
1,955,677	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $34,540,027)		$ 34,635,042

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
105,558	Fidelity Institutional Money Market Funds - Money Market Portfolio,
	Institutional Class 0.05% ** (Cost $105,558)		105,558

	TOTAL INVESTMENTS - 95.4% (Cost - $34,645,585)(a)		$ 34,740,600
	OTHER ASSETS LESS LIABILITIES -NET - 4.6%		1,669,222
	TOTAL NET ASSETS - 100.0%		$ 36,409,822

**	Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,649,475 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 91,125
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 91,125

Contracts	OPEN LONG FUTURES CONTRACTS		Unrealized Appreciation/ (Depreciation)
5	S&P 500 Index E-Mini June 2014
	(Underlying Face Amount at Value $466,125)		$ (1,163)
4	MSCI Emerging Markets Index Mini June 2014
	(Underlying Face Amount at Value $197,220)		8,390
2	MSCI EAFE Index Mini June 2014
	(Underlying Face Amount at Value $189,500)		4,230

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS		$ 11,457

FVIT WMC Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares				Value
	COMMON STOCKS - 59.3%
	ADVERTISING - 0.2%
3,166	The Interpublic Group of Cos., Inc.			$ 54,265

	APPAREL - 0.1%
100	Polo Ralph Lauren Corp. - Class A			16,093

	AEROSPACE/DEFENSE - 1.7%
619	The Boeing Co.			77,678
544	Lockheed Martin Corp.			88,803
230	Northrop Grumman Corp.			28,377
886	Raytheon Co.			87,528
1,095	United Technologies Corp.			127,940
				410,326
	AGRICULTURE - 1.9%
5,156	Altria Group, Inc.			192,989
3,526	Lorillard, Inc.			190,686
871	Philip Morris International, Inc.			71,309
				454,984
	AIRLINES - 0.4%
1,615	American Airlines Group, Inc. *			59,109
601	Delta Air Lines, Inc.			20,825
230	United Continental Holdings, Inc. *			10,265
				90,199
	BANKS - 4.0%
7,423	Citigroup, Inc.			353,335
2,519	The PNC Financial Services Group, Inc.			219,153
456	UBS AG			9,448
8,038	Wells Fargo & Co.			399,810
				981,746
	BEVERAGES - 1.6%
2,088	Anheuser-Busch InBev NV - ADR			219,866
1,172	Diageo PLC - ADR			146,019
234	Monster Beverage Corp. *			16,251
				382,136
	BIOTECHNOLOGY - 1.4%
208	Alnylam Pharmaceuticals, Inc. *			13,965
3,010	Arena Pharmaceuticals, Inc. *			18,963
1,822	BioCryst Pharmaceuticals, Inc. *			19,277
2,012	Exelixis, Inc. *			7,122
500	Genocea Biosciences, Inc. *			9,095
1,304	Gilead Sciences, Inc. *			92,401
1,100	GlycoMimetics, Inc. *			17,963
257	ImmunoGen, Inc. *			3,837
190	Karyopharm Therapeutics, Inc. *			5,869
1,101	Novavax, Inc. *			4,988
395	NPS Pharmaceuticals, Inc. *			11,822
357	PTC Therapeutics, Inc. *			9,332
113	Puma Biotechnology, Inc. *			11,768
309	Regeneron Pharmaceuticals, Inc. *			92,787
185	Seattle Genetics, Inc. *			8,429
100	Ultragenyx Pharmaceutical, Inc. *			4,889
100	Versartis, Inc. *			3,005
				335,512
	CHEMICALS - 1.0%
685	Cabot Corp.			40,456
687	Celanese Corp.			38,135
1,106	The Dow Chemical Co.			53,741
406	LyondellBasell Industries NV			36,110
358	The Sherwin-Williams Co.			70,573
				239,015
	COAL - 0.1%
722	CONSOL Energy, Inc.			28,844

	COMMERCIAL SERVICES - 1.4%
1,196	Automatic Data Processing, Inc.			92,403
691	Equifax, Inc.			47,009
1,013	EVERTEC, Inc.			25,021
470	Global Payments, Inc.			33,422
956	Heartland Payment Systems, Inc.			39,626
441	Manpowergroup, Inc.			34,764
1,200	TriNet Group, Inc. *			25,572
578	WEX, Inc. *			54,939
				352,756
	COMPUTERS - 2.0%
1,393	Accenture PLC - Cl. A			111,050
480	Apple, Inc.			257,635
942	Cadence Design Systems, Inc. *			14,639
1,558	Cognizant Technology Solutions Corp. - Cl. A *			78,850
610	MICROS Systems, Inc. *			32,287
				494,461
	COSMETICS/PERSONAL CARE - 0.3%
688	Colgate-Palmolive Co.			44,631
1,897	Coty Inc. - Cl. A			28,417
				73,048
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
830	Ameriprise Financial, Inc.			91,358
260	Artisan Partners Asset Management Inc. - Cl. A			16,705
169	BlackRock, Inc. - Cl. A			53,147
215	IntercontinentalExchange Group, Inc.			42,533
393	LPL Financial Holdings, Inc.			20,648
2,780	Santander Consumer USA Holdings, Inc. *			66,942
260	Stifel Financial Corp. *			12,937
850	TD Ameritrade Holding Corp.			28,858
138	Virtus Investment Partners, Inc. *			23,897
600	Visa, Inc. - Cl. A			129,516
1,664	WisdomTree Investments, Inc. *			21,832
				508,373
	ELECTRIC - 2.5%
1,127	Ameren Corp.			46,432
2,579	Calpine Corp. *			53,927
1,480	Duke Energy Corp.			105,406
550	Edison International			31,136
590	ITC Holdings Corp.			22,037
1,309	NextEra Energy, Inc.			125,167
702	Northeast Utilities			31,941
360	NRG Yield, Inc. - Cl. A			14,231
668	OGE Energy Corp.			24,556
934	PG&E Corp.			40,349
2,640	The Southern Co.			116,002
				611,184
	ELECTRONICS - 0.7%
677	Agilent Technologies, Inc.			37,858
1,394	Honeywell International, Inc.			129,307
				167,165
	ENERGY-ALTERNATE SOURCES - 0.1%
461	Pattern Energy Group, Inc. - Cl. A			12,507

	ENGINEERING & CONSTRUCTION - 0.2%
1,421	KBR, Inc.			37,912

	ENTERTAINMENT - 0.1%
1,343	DreamWorks Animation SKG, Inc. - Cl. A *			35,657

	FOOD - 1.5%
970	Ingredion, Inc.			66,038
1,002	Kraft Foods Group, Inc.			56,212
4,806	Mondelez International, Inc. - Cl. A			166,047
1,100	Sprouts Farmers Market, Inc. *			39,633
2,350	SunOpta, Inc. *			27,753
				355,683
	FOREST PRODUCTS & PAPER - 0.2%
1,298	International Paper Co.			59,552

	HEALTHCARE-PRODUCTS - 1.6%
1,939	Covidien PLC			142,827
2,169	Medtronic, Inc.			133,480
886	St. Jude Medical, Inc.			57,936
804	Stryker Corp.			65,502
				399,745

	HEALTHCARE-SERVICES - 1.1%
907	Aetna, Inc.			67,998
1,717	HCA Holdings, Inc. *			90,143
1,344	UnitedHealth Group, Inc.			110,195
				268,336
	INSURANCE - 3.0%
1,032	Aflac, Inc.			65,057
1,449	The Allstate Corp.			81,984
3,299	American International Group, Inc.			164,983
576	Aon PLC			48,545
2,126	Hartford Financial Services Group, Inc.			74,984
2,048	Marsh & McLennan Cos., Inc.			100,966
500	Principal Financial Group, Inc.			22,995
1,008	Prudential Financial, Inc.			85,327
2,922	XL Group PLC			91,313
				736,154
	INTERNET - 5.2%
453	Amazon.com, Inc. *			152,444
428	eBay, Inc. *			23,643
370	F5 Networks, Inc. *			39,453
3,686	Facebook, Inc. *			222,045
371	Google, Inc. - Cl. A *			413,483
387	Netflix, Inc. *			136,236
2,645	Pandora Media, Inc. *			80,196
165	The Priceline Group, Inc. *			196,662
				1,264,162
	IRON/STEEL - 0.2%
297	Allegheny Technologies, Inc.			11,191
441	Carpenter Technology Corp.			29,124
110	Nucor Corp.			5,559
72	Universal Stainless & Alloy Products, Inc. *			2,431
				48,305
	LEISURE TIME - 0.4%
285	Artic Cat, Inc.			13,620
770	Harley-Davidson, Inc.			51,290
1,242	Norwegian Cruise Line Holdings, Ltd. *			40,079
				104,989

	LODGING - 0.3%
1,161	Wyndham Worldwide Corp.			85,020

	MEDIA - 2.6%
386	Charter Communications, Inc. *			47,555
2,082	Comcast Corp.			104,142
2,846	DIRECTV *			217,491
844	Nielsen Holdings NV			37,668
648	Time Warner, Inc.			42,334
2,241	The Walt Disney Co.			179,437
				628,627
	METAL FABRICATE/HARDWARE - 0.2%
171	Precision Castparts Corp.			43,222

	MINING - 0.1%
1,381	Luxfer Holdings PLC - ADR			27,040

	MISCELLANEOUS MANUFACTURING - 1.7%
1,378	Danaher Corp.			103,350
645	Dover Corp.			52,729
994	Eaton Corp. PLC			74,669
1,128	Illinois Tool Works, Inc.			91,740
1,091	Pentair, Ltd.			86,560
				409,048
	OIL & GAS - 4.4%
5,795	Alon USA Energy, Inc.			86,577
914	Anadarko Petroleum Corp.			77,471
585	Atmos Energy Corp.			27,571
1,910	Cabot Oil & Gas Corp.			64,711
1,011	Chevron Corp.			120,218
10,969	Cobalt International Energy, Inc. *			200,952
420	Concho Resources, Inc. *			51,450
40	EOG Resources, Inc.			7,847
1,335	Exxon Mobil Corp.			130,403
814	HollyFrontier Corp.			38,730
1,614	Laredo Petroleum Holdings, Inc. *			41,738
1,237	Patterson-UTI Energy, Inc.			39,188
689	Pioneer Natural Resources Co.			128,939
1,360	Rice Energy, Inc. *			35,890
370	Western Refining, Inc.			14,282
				1,065,967
	OIL & GAS SERVICES - 0.4%
250	Baker Hughes, Inc.			16,255
504	Halliburton Co.			29,681
1,844	Superior Energy Services, Inc.			56,721
				102,657
	PACKAGING & CONTAINERS - 0.5%
1,845	Ball Corp.			101,124
961	Owens-Illinois, Inc. *			32,511
				133,635
	PHARMACEUTICALS - 4.6%
1,475	Abbott Laboratories			56,802
800	Achaogen, Inc. *			12,368
431	Actavis PLC *			88,721
153	Aerie Pharmaceuticals, Inc. *			3,242
1,418	Alkermes PLC *			62,520
100	Auspex Pharmaceuticals, Inc. *			3,076
2,332	Bristol-Myers Squibb Co.			121,147
682	Cardinal Health, Inc.			47,726
1,315	Eli Lilly & Co.			77,401
1,302	Forest Laboratories, Inc. *			120,136
1,894	Ironwood Pharmaceuticals, Inc. - Cl. A *			23,334
1,472	Johnson & Johnson			144,595
734	McKesson Corp.			129,602
3,065	Merck & Co., Inc.			174,000
477	Relypsa, Inc. *			14,219
320	TESARO, Inc. *			9,434
340	Tetraphase Pharmaceuticals, Inc. *			3,703
900	Trevena, Inc. *			7,074
1,150	Zoetis, Inc.			33,281
				1,132,381
	PIPELINES - 0.6%
2,322	Enbridge, Inc.			105,674
1,112	Spectra Energy Corp.			41,077
				146,751

	REAL ESTATE INVESTMENT TRUSTS - 1.3%
930	American Tower Corp.			76,139
439	AvalonBay Communities, Inc.			57,649
282	Public Storage			47,514
462	Simon Property Group, Inc.			75,768
2,424	Weyerhaeuser Co.			71,144
				328,214
	RETAIL - 4.2%
590	Advance Auto Parts, Inc.			74,635
250	AutoZone, Inc. *			134,275
1,613	CVS Caremark Corp.			120,749
2,191	Dollar Tree, Inc. *			114,326
3,829	Lowe's Cos., Inc.			187,238
1,098	Lululemon Athletica, Inc. *			57,744
240	Nu Skin Enterprises, Inc.			19,884
650	PVH Corp.			81,100
1,250	Ross Stores, Inc.			89,437
350	Signet Jewelers Ltd.			37,051
1,555	Walgreen Co.			102,677
				1,019,116
	SEMICONDUCTORS - 2.0%
740	Applied Materials, Inc.			15,111
1,056	Broadcom Corp.			33,243
80	First Solar, Inc. *			5,583
5,395	Freescale Semiconductors Ltd. *			131,692
260	Lam Research Corp. *			14,300
331	Maxim Integrated Products, Inc.			10,963
3,574	QUALCOMM, Inc.			281,846
				492,738
	SOFTWARE - 0.4%
3,140	Activision Blizzard, Inc.			64,182
243	Autodesk, Inc. *			11,951
617	Envestnet, Inc. *			24,791
150	MSCI, Inc. *			6,453
				107,377
	TELECOMMUNICATIONS - 0.5%
5,003	Juniper Networks, Inc. *			128,877

	TRANSPORTATION - 0.5%
410	FedEx Corp.			54,350
133	Genesee & Wyoming, Inc. *			12,944
266	JB Hunt Transport Services, Inc.			19,131
288	Kansas City Southern			29,393
				115,818

	TOTAL COMMON STOCKS (Cost - $13,654,471)			14,489,597

	EXCHANGE TRADED FUNDS - 2.5%
	EQUITY FUND - 2.5%
3,253	SPDR S&P 500 ETF Trust (Cost - $591,985)			608,441

Principal Amount ($)		Coupon Rate (%)	Maturity
	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
34,693	JP Morgan Chase Commercial Mortgage Securities Trust	5.3990	5/15/2045	37,562
100,000	LB-UBS Commercial Mortgage Trust 2006-C6	5.3720	9/15/2039	109,258
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $147,276)			146,820

	MORTGAGE BACKED SECURITIES - 8.7%
	FEDERAL HOME LOAN MORTGAGE CORP. - 3.7%
475,000	Freddie Mac +	4.0000	4/15/2044	492,757
50,000	Freddie Mac +	4.5000	4/15/2044	53,298
50,000	Freddie Mac +	5.0000	4/1/2044	54,322
50,000	Freddie Mac +	5.5000	4/1/2044	54,984
38,904	Freddie Mac Gold Pool	2.5000	10/1/2028	38,925
23,995	Freddie Mac Gold Pool	3.0000	9/1/2028	24,649
68,172	Freddie Mac Gold Pool	3.0000	2/1/2043	65,816
64,116	Freddie Mac Gold Pool	3.5000	10/1/2043	64,487
48,857	Freddie Mac Gold Pool	4.0000	10/1/2043	50,708
				899,946
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.3%
50,000	Fannie Mae +	3.5000	4/15/2029	52,422
100,000	Fannie Mae +	4.5000	4/1/2035	106,672
50,000	Fannie Mae +	5.0000	4/25/2035	54,511
50,000	Fannie Mae +	5.5000	4/1/2041	55,213
75,000	Fannie Mae +	6.0000	4/1/2042	83,587
53,300	Fannie Mae Pool	2.5000	4/1/2028	53,312
38,839	Fannie Mae Pool	3.0000	10/1/2028	39,925
128,144	Fannie Mae Pool	3.0000	7/1/2043	123,843
123,723	Fannie Mae Pool	3.5000	5/1/2043	124,560
103,176	Fannie Mae Pool	4.0000	11/1/2043	107,252
				801,297
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.7%
100,000	Ginnie Mae +	4.5000	4/1/2044	107,797
50,000	Ginnie Mae +	5.0000	4/1/2044	54,610
87,802	Ginnie Mae II Pool	3.0000	12/20/2042	86,573
107,238	Ginnie Mae II Pool	3.5000	7/20/2043	109,638
68,335	Ginnie Mae II Pool	4.0000	9/20/2043	71,915
				430,533
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $2,129,789)			2,131,776

	U.S. TREASURY SECURITIES - 20.8%
450,000	United States Treasury Bond	3.6250	8/15/2043	455,485
65,000	United States Treasury Bond	3.7500	11/15/2043	67,295
400,000	United States Treasury Note #	0.1250	1/31/2016	399,812
3,010,000	United States Treasury Note	0.7500	10/31/2017	2,962,028
445,000	United States Treasury Note	1.3750	6/30/2018	442,914
560,000	United States Treasury Note	2.5000	8/15/2023	551,994
95,000	United States Treasury Note	2.7500	11/15/2023	95,430
90,000	United States Treasury Note	2.7500	2/15/2024	90,214
	TOTAL U.S. TREASURY SECURITIES (Cost - $5,069,159)			5,065,172

Shares
	PREFERRED STOCK - 0.3%
	COMMUNICATIONS - 0.3%
3,000	Verizon Communications, Inc. (Cost - $75,000)	5.9000	2/15/2054	74,880

	SHORT-TERM INVESTMENT - 8.6%
	MONEY MARKET FUND - 5.4%
1,330,510	Fidelity Institutional Money Market Funds - Money Market Portfolio,
	Institutional Class 0.05% ** (Cost $1,330,510)			1,330,510

Principal Amount ($)
	UNITED STATES TREASURY BILLS - 3.2%
400,000	United States Treasury Bill ^	0.0350	5/15/2014	399,983
375,000	United States Treasury Bill ^	0.0550	4/17/2014	374,991
	TOTAL UNITED STATES TREASURY BILLS (Cost - $774,974)			774,974

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,105,484)			2,105,484

	TOTAL INVESTMENTS - 100.8% (Cost - $23,773,164)(a)			$ 24,622,170
	OTHER ASSETS LESS LIABILITIES - NET - (0.8)%			(196,019)
	TOTAL NET ASSETS - 100.0%			$ 24,426,151

* Non-income producing security.
+ All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
^ Discount rate at time of purchase.
# Variable rate security - interest rate subject to periodic change.
ADR - American Depositary Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,799,772 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 1,039,686
		Unrealized Depreciation:		(217,288)
	Net Unrealized Appreciation:			$ 822,398

Contracts	OPEN LONG FUTURES CONTRACTS			Unrealized Appreciation
6	S&P 500 Index E-Mini June 2014
	(Underlying Face Amount at Value $559,350)			$ 9,480
1	MSCI EAFE Index E-Mini June 2014
	(Underlying Face Amount at Value $94,750)			1,895

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS			$ 11,375

Notional Amount $	OPEN CREDIT DEFAULT SWAPS	Fixed Received Rate (%)	Expiration	Unrealized Appreciation
1,000,000	CDX.NA.IGS.21V15Y - Counterparty "Morgan Stanley"	1.0000	12/20/2018	$ 6,228

FVIT Index Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 95.0%
	DEBT FUNDS - 42.5%
10,041	iShares Core Total U.S. Bond Market ETF		$ 1,083,926
4,276	iShares Floating Rate Bond ETF		216,836
3,454	iShares iBoxx $ High Yield Corporate Bond ETF		326,023
2,985	iShares Intermediate Credit Bond ETF		325,544
			1,952,329
	EQUITY FUNDS - 52.5%
9,907	iShares Core S&P 500 ETF		1,864,200
4,894	iShares MSCI EAFE ETF		328,730
1,423	iShares Russell Mid-Cap ETF		220,224
			2,413,154
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,306,465)		4,365,483

	SHORT-TERM INVESTMENT - 5.1%
	MONEY MARKET FUND - 5.1%
232,775	Fidelity Institutional Money Market Funds - Money Market Portfolio,
	Institutional Class 0.05% ** (Cost $232,775)		232,775

	TOTAL INVESTMENTS - 100.1% (Cost - $4,539,240)(a)		$ 4,598,258
	OTHER ASSETS LESS LIABILITIES -NET - (0.1)%		(2,898)
	TOTAL NET ASSETS - 100.0%		$ 4,595,360

**	Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 59,018
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 59,018

Contracts	OPEN LONG FUTURES CONTRACTS		Unrealized Appreciation
1	S&P 500 Index E-Mini June 2014
	(Underlying Face Amount at Value $93,225)		$ 1,580

FVIT Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 19.0%
	EQUITY FUNDS - 19.0%
11,988	iShares Core S&P 500 ETF (Cost - $2,215,962)		$ 2,255,782

	VARIABLE INSURANCE TRUSTS - 76.0%
	DEBT FUND - 23.5%
207,219	MFS Research Bond Series		2,778,803

	EQUITY FUNDS - 52.5%
33,868	American Century VP Mid Cap Value - Class 1		604,211
65,437	American Century VP Value Fund - Investor Class		567,343
14,231	Invesco VI Core Equity Fund - Class 1		564,393
7,928	Invesco VI International Growth Fund - Class 1		281,854
43,335	MFS Growth Series		1,689,632
25,514	MFS VIT II International Value Fund		563,098
94,013	Putnam VT Equity Income - Class 1A		1,949,834
			6,220,365
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $8,932,446)		8,999,168

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
84,627	Fidelity Institutional Money Market Funds - Money Market Portfolio,
	Institutional Class 0.05% ** (Cost $84,627)		84,627

	TOTAL INVESTMENTS - 95.7% (Cost - $11,233,035)(a)		$ 11,339,577
	OTHER ASSETS LESS LIABILITIES -NET - 4.3%		506,266
	TOTAL NET ASSETS - 100.0%		$ 11,845,843

**	Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 149,418
		Unrealized Depreciation:	(42,876)
		Net Unrealized Appreciation:	$ 106,542

Contracts	OPEN LONG FUTURES CONTRACTS		Unrealized Appreciation
4	S&P 500 Index E-Mini June 2014
	(Underlying Face Amount at Value $372,900)		$ 6,320

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the issuing swap.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for each Portfolio’s investments measured at fair value:

FVIT American Funds® Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 19,574,940	$ -	$ -	$ 19,574,940
Money Market Fund	19,679	-	-	19,679
Open Long Future Contracts *	9,475	-	-	9,475
Total	$ 19,604,094	$ -	$ -	$ 19,604,094

FVIT BlackRock Global Allocation Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ -	$ 34,635,042	$ -	$ 34,635,042
Money Market Fund	105,558	-	-	105,558
Open Long Future Contracts *	11,457	-	-	11,457
Total	$ 117,015	$ 34,635,042	$ -	$ 34,752,057

FVIT WMC Research Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,489,597	$ -	$ -	$ 14,489,597
Exchange Traded Funds	608,441	-	-	608,441
Commercial Mortgage Backed Securities	-	146,820	-	146,820
Mortgage Backed Securities	-	2,131,776	-	2,131,776
U.S. Treasury Securities	-	5,840,146	-	5,840,146
Preferred Common Stock	74,880	-	-	74,880
Money Market Fund	1,330,510	-	-	1,330,510
Open Long Futures Contracts *	11,375	-	-	11,375
Open Credit Default Swap *	6,228	-	-	6,228
Total	$ 16,521,031	$ 8,118,742	$ -	$ 24,639,773

FVIT Index Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,365,483	$ -	$ -	$ 4,365,483
Money Market Fund	232,775	-	-	232,775
Open Long Future Contracts *	1,580	-	-	1,580
Total	$ 4,599,838	$ -	$ -	$ 4,599,838

FVIT Select Advisor Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,255,782	$ -	$ -	$ 2,255,782
Variable Insurance Trusts	8,999,168	-	-	8,999,168
Money Market Fund	84,627	-	-	84,627
Open Future Contracts *	6,320	-	-	6,320
Total	$ 11,345,897	$ -	$ -	$ 11,345,897

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Cumulative appreciation (depreciation) is reported in the above table.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

When-Issued and Delayed-Delivery Transactions - The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the portfolios of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).   During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The FVIT WMC Research Managed Risk Portfolio is subject to equity price risk and/or interest rate risk in the normal course of pursuing its investment objective.  The Portfolio may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

The derivative instruments outstanding as of March 31, 2014 as disclosed in the Portfolio of Investments serve as indicators of the volume of the derivative activity for the Portfolios.

Asset Derivatives Investment Fair Value

FVIT WMC Research Managed Risk Portfolio	Equity	Interest Rate	Total as of March 31, 2014
Futures Contracts	$ 11,375	$ -	$ 11,375
Credit Default Swaps	-	6,228	6,228
	$ 11,375	$ 6,228	$ 17,603

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

*/s/ Robert Arena

       Robert Arena, President

Date

05/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert Arena

       Robert Arena, President

Date

05/27/14

By (Signature and Title)

*/s/ Laura Szalyga

       Laura Szalyga, Treasurer

Date

05/27/14